IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(168)	925	699	—	1,456
Other changes in credit quality	909	6	1,164	167	2,246
Additions (repayments)	77	173	(52)	(30)	168
Methodology and model changes	(31)	170	26	—	165
Other items	—	—	25	—	25
	955	349	1,163	137	2,604
Total impairment	787	1,274	1,862	137	4,060

In respect of:
Loans and advances to banks	4	—	—	—	4
Loans and advances to customers	678	1,130	1,853	137	3,798
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	682	1,130	1,853	137	3,802
Other assets	—	—	—	—	—
Impairment charge on drawn balances	682	1,130	1,853	137	3,802
Loan commitments and financial guarantees	100	144	9	—	253
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment	787	1,274	1,862	137	4,060

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	6	2	939	(106)	841
Additions (repayments)	93	(41)	(60)	(87)	(95)
Methodology and model changes	33	(27)	8	—	14
Other items	(5)	—	3	—	(2)
	127	(66)	890	(193)	758
Total impairment	110	23	1,422	(193)	1,362

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	141	10	1,382	(193)	1,340
Due from fellow Lloyds Banking Group undertakings	(1)	—	41	—	40
Financial assets at amortised cost	140	10	1,423	(193)	1,380
Other assets	—	—	—	—	—
Impairment charge on drawn balances	140	10	1,423	(193)	1,380
Loan commitments and financial guarantees	(29)	13	(1)	—	(17)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment	110	23	1,422	(193)	1,362

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(10)	18	445	—	453
Other changes in credit quality	(23)	(14)	545	69	577
Additions (repayments)	19	(84)	27	(69)	(107)
Methodology and model changes	(71)	(21)	72	—	(20)
Other items	(13)	—	36	—	23
	(88)	(119)	680	—	473
Total impairment	(98)	(101)	1,125	—	926

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	(65)	(53)	1,129	—	1,011
Financial assets at amortised cost	(64)	(53)	1,129	—	1,012
Impairment charge on drawn balances	(64)	(53)	1,129	—	1,012
Loan commitments and financial guarantees	(20)	(48)	(4)	—	(72)
Financial assets at fair value through other comprehensive income	(14)	—	—	—	(14)
Total impairment	(98)	(101)	1,125	—	926